TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Statutory rate	25.00%	26.50%	26.50%
Unrecognized income tax benefits that, if recognized, would impact the effective tax rate	$ 315
Net penalties and interest	57
Valuation allowance	12,041	$ 11,728
Penalties and interest accrued	$ 57
Statutory tax rate on 2018 and thereafter	23.00%
Statutory tax rate on 2017	24.00%
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 26,906
Domestic [Member] | Top Image Systems Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	16,300
Capital loss carryforwards	1,892
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	22,023
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,809
National Tax Agency, Japan [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,074
Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 0
Maximum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	5 years
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	18 years